Capital Management - Additional Information (Detail) $ in Thousands	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Capitalisation [Line Items]
Cash	$ 74,701		$ 96,626
Senior Credit Facility [Member]
Disclosure Of Capitalisation [Line Items]
Line of credit borrowing capacity		$ 500,000,000		$ 500,000,000
Line of credit outstanding		0
Letters of credit outstanding		25,000,000		28,000,000
Secured Operating Facility [Member]
Disclosure Of Capitalisation [Line Items]
Line of credit borrowing capacity	98,000		101,000
40.0 Million Secured Operating Facilities [Member]
Disclosure Of Capitalisation [Line Items]
Line of credit borrowing capacity	40,000		40,000
Letters of credit outstanding	$ 26,000		$ 28,000
30.0 Million Operating Facilities [member]
Disclosure Of Capitalisation [Line Items]
Line of credit borrowing capacity		30,000,000		30,000,000
Letters of credit outstanding		2,000,000		2,000,000
15.0 Million Secured Operating Facilities [Member]
Disclosure Of Capitalisation [Line Items]
Line of credit borrowing capacity		15,000,000		15,000,000
Line of credit outstanding		$ 0		$ 0